LONG TERM LOANS (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current portion of non-current borrowings	$ 228	$ 341
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Current portion of non-current borrowings	102
Non-current portion of non-current borrowings	$ 228	$ 341
Long-term borrowings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	1.80%
Long-term borrowings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	6.10%